S-K 1602, SPAC Registered Offerings	Aug. 24, 2026
SPAC Offering Forepart [Line Items]
SPAC Offering Forepart, De-SPAC Consummation Timeframe	24 months
SPAC Offering Forepart, De-SPAC Consummation Timeframe Description [Text Block]
We have until the date that is 24 months from the closing of this offering (or 27 months from the closing of this offering if we have announced and executed a definitive agreement for an initial business combination within 24 months from the closing of this offering) or until such earlier liquidation date as our Board may approve, to consummate our initial business combination. If we are unable to complete our business combination within 24 months (or 27 months if we have announced and executed a definitive agreement for an initial business combination within 24 months from the closing of this offering), or such earlier liquidation date as our board of directors may approve, from the closing of this offering, we will redeem 100% of the public shares at a per-share
price, payable in cash, equal to the aggregate amount then on deposit in the trust account, including interest earned on the funds held in the trust account and not previously released to us for permitted withdrawals and up to $100,000 of interest to pay dissolution expenses), divided by the number of then issued and outstanding public shares, subject to applicable law and as further described herein. If we anticipate that we may not be able to consummate our initial business combination within the completion window, we may seek shareholder approval of amendments to our amended and restated memorandum and articles of association for an extension at a general meeting called for such purpose. If we seek shareholder approval for an extension, holders of public shares (excluding our sponsor, other initial shareholders, officers and directors to the extent they acquire public shares) will be offered an opportunity to redeem their shares at a per share price, payable in cash, equal to the aggregate amount then on deposit in the trust account, including interest earned thereon and not previously released to us for permitted withdrawals, divided by the number of then issued and outstanding public shares, subject to applicable law. There are no limitations as to the duration of an extension or the number of times the completion window may be extended by shareholders via an amendment to our amended and restated memorandum and articles of association. Public shareholders will be offered the opportunity to vote on and redeem their shares in connection with any such extension.

SPAC Offering Forepart, De-SPAC Consummation Timeframe May be Extended [Flag]	true
SPAC Offering Forepart, Security Holders Have the Opportunity to Redeem Securities [Flag]	true
SPAC Offering Forepart, Security Holder Redemptions Subject to Limitations [Flag]	true
SPAC Offering Forepart, Sponsor Compensation Material Dilution [Flag]	true
SPAC Offering Forepart, Adjusted Net Tangible Book Value Per Share [Table Text Block]
The following table illustrates the difference between the public offering price per unit and our net tangible book value per share (NTBV), as adjusted to give effect to this offering and assuming the redemption of our public shares at varying levels and the exercise in full and no exercise of the over-allotment option. See section entitled
“Dilution”
for more information.

As of June 30, 2026
Offering Price of $ 10.00 per Unit	25% of Maximum Redemption		50% of Maximum Redemption		75% of Maximum Redemption		Maximum Redemption
		Difference between NTBV and Offering		Difference between NTBV and Offering		Difference between NTBV and Offering		Difference between NTBV and Offering
NTBV	NTBV	PRICE	NTBV	PRICE	NTBV	PRICE	NTBV	PRICE
Assuming Full Exercise of Over-Allotment Option
$7.72	$7.15	$2.85	$6.20	$3.80	$4.30	$5.70	$(1.40)	$11.40
Assuming No Exercise of Over-Allotment Option
$7.74	$7.18	$2.82	$6.24	$3.76	$4.36	$5.64	$(1.28)	$11.28

SPAC Offering Forepart, Actual or Material Conflict of Interest [Flag]	true
SPAC Offering Prospectus Summary [Line Items]
SPAC Registered Offering Prospectus Summary, Identify and Evaluate Potential Business Combination Candidates, Manner [Text Block]
Business Strategy
Our acquisition and value creation strategy will be to identify, acquire and, after our initial business combination, build a company in the industrial, consumer or consumer-related products and services industries that complements the experience of our management team and can benefit from their global operational expertise.
We do not intend to focus our efforts on any one geography and may pursue businesses that do not operate in the United States. Our business combination strategy will leverage our management team’s network of potential proprietary and public transaction sources where we believe a combination of our relationships, knowledge and experience in the consumer and consumer-related products and services industries could effect a positive transformation or augmentation of existing businesses to improve their overall value proposition.
We plan to utilize the network and industry experience of our Chief Executive Officer, our Chief Financial Officer, and our board and their affiliates, in seeking an initial business combination and employing our business combination strategy. Over the course of their careers, the members of our management team and their affiliates have developed a broad network of contacts and corporate relationships globally that we believe will serve as a useful source of acquisition opportunities. This network has been developed through our management team’s:

•	extensive experience in both investing in and operating in the industrial, consumer and consumer-related products and services industries;

•	marketing and growing these companies through experience engineering and de-commoditizing their services and products;

•	experience in sourcing, structuring, acquiring, operating, developing, growing, financing and selling businesses;

•	relationships with sellers, financing providers and target management teams; and

•	experience in executing transactions in the consumer and consumer-related products and services industries under varying economic and financial market conditions.

We expect these networks will provide our management team with a robust flow of acquisition opportunities. In addition, we anticipate that target business candidates will be brought to our attention from various unaffiliated sources, which may include investment market participants, private equity groups, investment banking firms, consultants, accounting firms and large business enterprises. Upon completion of this offering, members of our management team intend to communicate with their networks of relationships to articulate the parameters for our search for a target company and a potential business combination and begin the process of pursuing and reviewing potentially interesting leads.

De-SPAC Consummation Timeframe, Duration	24 months
De-SPAC Consummation Timeframe, Plans if it Fails [Text Block]	If we anticipate that we may not be able to consummate our initial business combination within the completion window, we may seek shareholder approval of amendments to our amended and restated memorandum and articles of association for an extension at a general meeting called for such purpose. If we seek shareholder approval for an extension, holders of public shares (excluding our sponsor, other initial shareholders, officers and directors to the extent they acquire public shares) will be offered an opportunity to redeem their shares at a per share price, payable in cash, equal to the aggregate amount then on deposit in the trust account, including interest earned thereon and not previously released to us for permitted withdrawals, divided by the number of then issued and outstanding public shares, subject to applicable law.
De-SPAC Consummation Timeframe May be Extended [Flag]	true
De-SPAC Consummation Timeframe, How Extended [Text Block]	If we seek shareholder approval for an extension, holders of public shares (excluding our sponsor, other initial shareholders, officers and directors to the extent they acquire public shares) will be offered an opportunity to redeem their shares at a per share price, payable in cash, equal to the aggregate amount then on deposit in the trust account, including interest earned thereon and not previously released to us for permitted withdrawals, divided by the number of then issued and outstanding public shares, subject to applicable law.
De-SPAC Consummation Timeframe Extension, Security Holders Voting or Redemption Rights [Flag]	true
SPAC Prospectus Summary, Sponsor Compensation [Table Text Block]
The following table sets forth the payments to be received by our sponsor and its affiliates from
us prior to or in c
o
nnection with the completion of our initial business combination and the securities issued and to be issued by us to our sponsor or its affiliates:

Entity/Individual	Amount of Compensation to be Received or Securities Issued or to be Issued	Consideration Paid or to be Paid
Haymaker Sponsor V LLC	7,187,500 Class B ordinary shares	$25,000

	4,000,000 Private Placement Warrants to be purchased simultaneously with the closing of this offering	$6,000,000

	Up to $400,000	Repayment of loans made to us to cover offering related and organizational expenses.

	Up to $1,500,000 in working capital loans, which loans may be convertible into warrants of the post-business combination company at a price of $1.50 per warrant	Working capital loans to finance transaction costs in connection with an initial business combination

	Reimbursement for any out-of-pocket expenses related to identifying, investigating and completing an initial business combination	Services in connection with identifying, investigating and completing an initial business combination

Entity/Individual	Amount of Compensation to be Received or Securities Issued or to be Issued	Consideration Paid or to be Paid
Holders of Class B ordinary shares	Anti-dilution protection upon conversion into Class A ordinary shares at a greater than one-to-one ratio	Issuance of the Class A ordinary shares issuable in connection with the conversion of the founder shares on a greater than one-to-one basis upon conversion

Haymaker Sponsor V LLC, our officers, directors, or their respective affiliates	Finder’s fees, advisory fees, consulting fees or success fees
Any services in order to effectuate the completion of our initial business combination, which, if made prior to the completion of our initial business combination, will be paid from funds held outside the trust account

We may engage our sponsor or an affiliate of our sponsor as an advisor or otherwise in connection with our initial business combination and certain other transactions and pay such person or entity a fee in an amount that constitutes a market standard for comparable transactions

Affiliate of our Chief Executive Officer and Chief Financial Officer	$ 4 0,000 per month
We will pay an affiliate of our Chief Executive Officer and Chief Financial Officer $
4
0,000 per month for services rendered prior to the consummation of our initial business combination, which amounts will be accrued from the closing of this offering and will only be payable upon the successful completion of our initial business combination

Affiliate of our Chief Executive Officer and Chief Financial Officer	$67,500 per month
Payment to an affiliate of our Chief Executive Officer and Chief Financial Officer of $67,500 per month for office space, secretarial and administrative services provided to members of our management team; upon completion of our initial business combination or our liquidation, any remaining monthly payments from the 24-month term will be accelerated and due at the closing of our initial business combination or our liquidation

SPAC, Compensation and Securities Issuance, Material Dilution, Likelihood [Text Block]

Redemption of public shares and distribution and liquidation if no initial business combination:
Our amended and restated memorandum and articles of association provide that we will have only the completion window to complete our initial business combination. If we have not completed our initial business combination within such time period, we will (i) cease all operations except for the purpose of winding up, (ii) as promptly as reasonably possible but not more than ten business days thereafter (and subject to lawfully available funds therefor), redeem the public shares, at a per-share
price, payable in cash, equal to the aggregate amount then on deposit in the trust account, including interest earned on the funds held in the trust account and not previously released to us for permitted withdrawals and up to $100,000 of interest to pay dissolution expenses), divided by the number of then issued and outstanding public shares, which redemption will completely extinguish public shareholders’ rights as shareholders (including the right to receive further liquidating distributions, if any), subject to applicable law, and (iii) as promptly as reasonably possible following such redemption, subject to the approval of our remaining shareholders and our Board, liquidate and dissolve, subject in each case to our obligations under Cayman Islands law to provide for claims of creditors and the requirements of other applicable law. There will be no redemption rights or liquidating distributions with respect to our warrants, which will expire worthless if we fail to complete our initial business combination within the completion window.

Our sponsor, officers and directors have entered into a letter agreement with us, pursuant to which they have waived their rights to liquidating distributions from the trust account with respect to any founder shares held by them if we fail to complete our initial business combination within the completion window, although they will be entitled to liquidating distributions from assets outside the trust account. However, if our initial shareholders or management team acquire public shares in or after this offering, they will be entitled to liquidating distributions from the trust account with respect to such public shares if we fail to complete our initial business combination within the completion window.

The underwriters have agreed to waive their rights to their deferred underwriting commission held in the trust account in the event we do not complete our initial business combination within the completion window and, in such event, such amounts will be included with the funds held in the trust account that will be available to fund the redemption of our public shares.

Our sponsor, officers and directors have agreed, pursuant to a letter agreement, that they will not propose any amendment to our amended and restated memorandum and articles of association (A) to modify the substance or timing of our obligation to allow redemption in connection with our initial business combination or to redeem 100% of our public shares if we do not complete our initial business combination within the completion window or (B) with respect to any other material provisions relating to the rights of holders of Class A ordinary shares or pre-initial
business combination activity, in each case unless we provide our public shareholders with the opportunity to redeem their Class A ordinary shares upon approval of any such amendment at a per-share
price, payable in cash, equal to the aggregate amount then on deposit in the trust account, including interest earned on the funds held in the trust account and not previously released to us for permitted withdrawals, divided by the number of then issued and outstanding public shares. For example, our Board may propose such an amendment if it determines that additional time is necessary to complete our initial business combination. In such event, we will conduct a proxy solicitation and distribute proxy materials pursuant to Regulation 14A of the Exchange Act seeking shareholder approval of such proposal, and in connection therewith, provide our public shareholders with the redemption rights described above upon shareholder approval of such amendment.

SPAC, Actual or Potential Material Conflict of Interest, Prospectus Summary [Text Block]

Audit committee:
We will establish and maintain an audit committee, which will be composed entirely of independent directors as and when required by the rules of the NYSE and Rule 10A of the Exchange Act. Among its responsibilities, the audit committee will review on a quarterly basis all payments that were made to our sponsor, officers or directors, or our or their affiliates and monitor compliance with the other terms relating to this offering. If any noncompliance is identified, then the audit committee will be charged with the responsibility to promptly take all action necessary to rectify such noncompliance or otherwise to cause compliance with the terms of this offering. For more information, see the section entitled
“Management — Committees of the Board of Directors — Audit Committee.”

Conflicts of Interest:
Our officer and each of our directors presently have, and any of them in the future may have additional, fiduciary, contractual or other obligations or duties to one or more other entities, including (in the case of Christopher Bradley, our Chief Executive Officer and Chief Financial Officer) SUMA Acquisition Corp., CSLM Digital Acquisition Corp. III, Ltd, and Cambridge Acquisition Corp., pursuant to which such officer or director is or will be required to present a business combination opportunity to such entities. Accordingly, if any of our officers or directors becomes aware of a business combination opportunity which is suitable for an entity to which he or she has then current fiduciary or contractual obligations, including (in the case of Christopher Bradley, our Chief Executive Officer and Chief Financial Officer) SUMA Acquisition Corp., CSLM Digital Acquisition Corp. III, Ltd, and Cambridge Acquisition Corp., he or she may honor his or her fiduciary or contractual obligations to present such business combination opportunity to such other entity first (unless such opportunity was presented to such individuals in his or her capacity as an officer or director of our company), subject to their fiduciary duties under Cayman Islands law, and only present it to us if such entities reject the opportunity and he or she determines to present the opportunity to us (including as described above). These conflicts may not be resolved in our favor and a potential target business may be presented to another entity prior to its presentation to us. Our amended and restated memorandum and articles of association provide that, to the fullest extent permitted by law: (i) no individual serving as a director or an officer shall have any duty, except and to the extent expressly assumed by contract, to refrain from engaging directly or indirectly in the same or similar business activities or lines of business as us, and (ii) we renounce any interest or expectancy in, or in being offered an opportunity to participate in, any potential transaction or matter which (a) may be a corporate opportunity for any director or officer, on the one hand, and us, on the other or (b) the presentation of which would breach an existing legal obligation of a director or officer to any other entity. As a result, the fiduciary duties or contractual obligations of our officers or directors could materially affect our ability to complete our initial business combination.

Our sponsor (including its members), officers or directors have sponsored or formed, and may sponsor or form, other SPACs similar to ours or may pursue other business or investment ventures during the period in which we are seeking an initial business combination, including with respect to SUMA Acquisition Corp., CSLM Digital Acquisition Corp. III, Ltd. and Cambridge Acquisition Corp. Any such companies, businesses or investments may present additional conflicts of interest in pursuing an initial business combination. See
“Proposed Business — Our Management Team — SPAC Experience.”
As a result, our sponsor, officers and directors could have conflicts of interest in determining whether to present business combination opportunities to us or to any other SPAC with which they may become involved. Any such companies, businesses or investments may present additional conflicts of interest in pursuing an initial business combination target, which could materially affect our ability to complete our initial business combination.

Our sponsor and members of our management team will, directly or indirectly, own our securities following this offering, and accordingly, they may have a conflict of interest in determining whether a particular target business is an appropriate business with which to effectuate our initial business combination, including the fact that they may lose their entire investment in us if our initial business combination is not completed, except to the extent they receive liquidating distributions from assets outside the trust account. Upon the closing of this offering, assuming the underwriters’ over-allotment option is not exercised, our sponsor will have invested in us an aggregate of $6,025,000, comprised of the $25,000 purchase price for the founder shares (or approximately $0.004 per share) and the $6,000,000 purchase price for the private placement warrants (or $1.50 per warrant). Accordingly, our management team may be more willing to pursue a business combination with a riskier or less-established target business than would be the case if our sponsor had paid the same per share price for the founder shares as our public shareholders paid for their public shares in this offering or if our sponsor were required to pay cash to exercise the private placement warrants, as our sponsor and members of our management team would likely not receive any financial benefit unless we consummated such business combination. These interests of our executive officers and directors may affect the consideration paid, terms, conditions and timing relating to a business combination in a way that conflicts with the interests of our public shareholders.

Our executive officers and our directors may have interests that differ from you in connection with the business combination, including the fact that they may lose their entire investment in us if our initial business combination is not completed, except to the extent they receive liquidating distributions from assets outside the trust account, and accordingly, may have a conflict of interest in determining whether a particular target business is an appropriate business with which to effectuate our initial business combination.

Additionally, the personal and financial interests of our directors and executive officers may influence their motivation in timely identifying and pursuing an initial business combination or completing our initial business combination. The different timelines of competing business combinations could cause our directors and executive officers to prioritize a different business combination over finding a suitable acquisition target for our business combination. Consequently, our directors’ and executive officers’ discretion in identifying and selecting a suitable target business may result in a conflict of interest when determining whether the terms, conditions and timing of a particular business combination are appropriate and in our shareholders’ best interest, which could negatively impact the timing for a business combination. For example, if two targets are being evaluated by our management team, and one is more stable and has a better risk or stability profile for our public shareholders, but may take a longer time to diligence and go through the business combination process, while the other has a less favorable risk or stability profile for our public shareholders, but would be easier, quicker and more certain to guide through the business combination process, our management team may decide to choose what they believe to be the quicker and more certain path despite its less favorable risk or stability profile for our public shareholders, as our management team would likely not receive any financial benefit unless we consummated a business combination.

In addition to the above, our officers and directors are not required to commit any specified amount of time to our affairs, and, accordingly, may have conflicts of interest in allocating management time among various business activities, including selecting a business combination target and monitoring the related due diligence. See
“Risk Factors — Our officers and directors will allocate their time to other businesses thereby causing conflicts of interest in their determination as to how much time to devote to our affairs. This conflict of interest could have a negative impact on our ability to complete our initial business combination.”

Additionally, our sponsor and executive officers and directors have agreed to waive their redemption rights with respect to any founder shares and any public shares held by them in connection with the consummation of our initial business combination. Further, our sponsor and executive officers and directors have agreed to waive their redemption rights with respect to any founder shares held by them if we are unable to complete our initial business combination within the completion window. If we do not complete our initial business combination within such applicable time period, the proceeds of the sale of the private placement warrants held in the trust account will be used to fund the redemption of our public shares, and the private placement warrants may expire worthless.

With certain limited exceptions, the founder shares purchased by our sponsor for an aggregate of $25,000 will not be transferable, assignable or salable by our sponsor or its permitted transferees until one year after the completion of our initial business combination. With certain limited exceptions, the private placement warrants and the Class A ordinary shares underlying such warrants, will not be transferable, assignable or salable by our sponsor or its permitted transferees until 30 days after the completion of our initial business combination. Since our sponsor and executive officers and directors may directly or indirectly own ordinary shares and warrants following this offering, our executive officers and directors may have a conflict of interest in determining whether a particular target business is an appropriate business with which to effectuate our initial business combination because of their financial interest in completing an initial business combination within the completion window.

In the event our sponsor or members of our management team provide loans to us to finance transaction costs and/or incur expenses on our behalf in connection with an initial business combination, such persons may have a conflict of interest in determining whether a particular target business is an appropriate business with which to effectuate our initial business combination as such loans may not be repaid and/or such expenses may not be reimbursed unless we consummate such business combination.

Similarly, if we agree to pay our sponsor, officers, directors, or their respective affiliates, a finder’s fee, advisory fee, consulting fee or success fee in order to effectuate the completion of our initial business combination, such persons may have a conflict of interest in determining whether a particular target business is an appropriate business with which to effectuate our initial business combination as any such fee may not be paid unless we consummate such business combination.

We are not prohibited from pursuing an initial business combination with a company that is affiliated with our sponsor, officers or directors, or completing the business combination through a joint venture or other form of shared ownership with our sponsor (including its members), officers, or directors; accordingly, such affiliated person(s) may have a conflict of interest in determining whether a particular target business is an appropriate business with which to effectuate our initial business combination as such affiliated person(s) would have interests different from our public shareholders and would likely not receive any financial benefit unless we consummated such business combination. In the event we seek to complete our initial business combination with a company that is affiliated (as defined in our amended and restated memorandum and articles of association) with our sponsor (including its members), officers or directors, we, or a committee of independent directors, will obtain an opinion from an independent investment banking firm or another independent entity that commonly renders valuation opinions, stating that the consideration to be paid by us in such an initial business combination is fair to our company from a financial point of view. We are not required to obtain such an opinion in any other context.

Indemnity by the sponsor in the event of liquidation without a business combination
Our sponsor has agreed that it will be liable to us if and to the extent any claims by a third party for services rendered or products sold to us, or a prospective target business with which we have entered into a written letter of intent, confidentiality or other similar agreement or business combination agreement (except for the Company’s independent registered public accounting firm), reduce the amount of funds in the trust account to below the lesser of (i) $10.00 per public share and (ii) the actual amount per public share held in the trust account as of the date of the liquidation of the trust account, if less than $10.00 per share due to reductions in the value of the trust assets, less taxes payable (other than excise or similar taxes), provided that such liability will not apply to any claims by a third party or prospective target business who executed a waiver of any and all rights to the monies held in the trust account (whether or not such waiver is enforceable) nor will it apply to any claims under our indemnity of the underwriters of this offering against certain liabilities, including liabilities under the Securities Act. However, we have not asked our sponsor to reserve for such indemnification obligations, nor have we independently verified whether our sponsor has sufficient funds to satisfy its indemnity obligations and we believe that our sponsor’s only assets are securities of our company. Therefore, we cannot assure you that our sponsor would be able to satisfy those obligations. As a result, if any such claims were successfully made against the trust account, the funds available for our initial business combination and redemptions could be reduced to less than $10.00 per public share.

SPAC Offering Dilution [Line Items]
SPAC, Adjusted Net Tangible Book Value Per Share with Sources of Dilution [Table Text Block]
The following table illustrates the difference between the public offering price per unit and our NTBV per share, as adjusted to give effect to this offering and assuming redemption of our public shares at varying levels and the full exercise and no exercise of the over-allotment option:

As of June 30, 2026
Offering Price of $10.00 per Unit	25% of Maximum Redemption		50% of Maximum Redemption		75% of Maximum Redemption		Maximum Redemption
NTBV	NTBV	Difference between NTBV and Offering PRICE	NTBV	Difference between NTBV and Offering PRICE	NTBV	Difference between NTBV and Offering PRICE	NTBV	Difference between NTBV and Offering Price
Assuming Full Exercise of Over-Allotment Option
$7.72	$7.15	$2.85	$6.20	$3.80	$4.30	$5.70	$(1.40)	$11.40

Assuming No Exercise of Over-Allotment Option
$7.74	$7.18	$2.82	$6.24	$3.76	$4.36	$5.64	$(1.28)	$11.28
For each of the redemption scenarios above, the NTBV was calculated as follows:

	No Redemption		25% of Maximum Redemptions		50% of Maximum Redemptions		75% of Maximum Redemptions		Maximum Redemptions
	With Over- Allotment	Without Over- Allotment	With Over- Allotment	Without Over- Allotment	With Over- Allotment	Without Over- Allotment	With Over- Allotment	Without Over- Allotment	With Over- Allotment	Without Over- Allotment
Public offering price	$10.00	$10.00	$10.00	$10.00	$10.00	$10.00	$10.00	$10.00	$10.00	$10.00

Net tangible book deficit before this offering	(0.05)	(0.0 5)	(0.0 5)	(0.0 5)	(0.0 5)	(0.0 5)	(0.0 5)	(0.0 5)	(0.05)	(0.0 5)
Increase attributable to public shareholders	7.79	7.77	7.23	7.20	6.29	6.25	4.41	4.35	(1.23)	(1.35)

Pro forma net tangible book value after this offering and the sale of the private placement shares	7.74	7. 72	7.1 8	7.1 5	6. 24	6. 20	4. 3 6	4. 3 0	(1.28)	(1. 4 0)

Dilution to public shareholders	$2.26	$2.2 8	$2.8 2	$2. 85	$3. 7 6	$3.8 0	$5. 6 4	$5. 7 0	$11.28	$11. 4 0

Percentage of dilution to public shareholders	2 2 . 6 0%	2 2 . 8 0%	28. 2 0%	28 . 5 0%	3 7 . 6 0%	38. 0 0%	5 6 .40%	5 7 .00%	11 2 . 8 0%	11 4 .00%

	No Redemptions		25% of Maximum Redemptions		50% of Maximum Redemptions		75% of Maximum Redemptions		Maximum Redemptions
	With	Without	With	Without	With	Without	With	Without	With	Without
Numerator
Net tangible book deficit before this offering	$(371,969)	$(371,969)	$(371,969)	$(371,969)	$(371,969)	$(371,969)	$(371,969)	$(371,969)	$(371,969)	$(371,969)
Net proceeds from this offering and the sale of the private placement shares (1)	252,250,000	289,750,000	252,250,000	289,750,000	252,250,000	289,750,000	252,250,000	289,750,000	252,250,000	289,750,000
Plus: Offering costs accrued for or paid in advance, excluded from tangible book value	338,364	338,364	338,364	338,364	338,364	338,364	338,364	338,364	338,364	338,364
Less: Deferred underwriting commissions (2)	(10,000,000)	(12,250,000)	(10,000,000)	(12,250,000)	(10,000,000)	(12,250,000)	(10,000,000)	(12,250,000)	(10,000,000)	(12,250,000)
Less: Over-allotment liability	(224,300)	–	(224,300)	–	(224,300)	–	(224,300)	–	(224,300)	–
Less: Amounts paid for redemptions (3)	–	–	(62,500,000)	(71,875,000)	(125,000,000)	(143,750,000)	(187,500,000)	(215,625,000)	(250,000,000)	(287,500,000)

	$241,992,095	$277,466,395	$179,492,095	$205,591,395	$116,992,095	$133,716,395	$54,492,095	$61,841,395	$(8,007,905)	$(10,033,605)

Denominator:
Ordinary shares outstanding prior to this offering	7,187,500	7,187,500	7,187,500	7,187,500	7,187,500	7,187,500	7,187,500	7,187,500	7,187,500	7,187,500
Ordinary shares forfeited if over-allotment is not exercised	(937,500)	–	(937,500)	–	(937,500)	–	(937,500)	–	(937,500)
Ordinary shares offered and sale of private placement shares	25,000,000	28,750,000	25,000,000	28,750,000	25,000,000	28,750,000	25,000,000	28,750,000	25,000,000	28,750,000
Less: Ordinary shares redeemed	–	–	(6,250,000)	(7,187,500)	(12,500,000)	(14,375,000)	(18,750,000)	(21,562,500)	(25,000,000)	(28,750,000)

	31,250,000	35,937,500	25,000,000	28,750,000	18,750,000	21,562,500	12,500,000	14,375,000	6,250,000	7,187,500

(1)
Expenses applied against gross proceeds include offering expenses of approximately $750,000 and underwriting commissions of $0.20 per unit (other than those units sold pursuant to the underwriters’ option to purchase additional units), or $4,000,000 in the aggregate (whether or not the underwriters’ option to purchase additional units is exercised), payable to the underwriters (excluding deferred underwriting commissions). See “
Use of Proceeds
.”

(2)
Upon the consummation of our initial business combination, the deferred underwriting commissions would be paid as follows: $0.40 per unit on units other than those sold pursuant to the underwriters’ option to purchase additional units and $0.60 per unit on units sold pursuant to the underwriters’ option to purchase additional units, or $8,000,000 in the aggregate or up to $9,800,000 in the aggregate if the underwriters’ over-allotment option is exercised in full payable to the underwriters, for deferred underwriting commissions. See also “
Underwriting
” for a description of compensation and other items of value payable to the underwriters.

(3)
If we seek shareholder approval of our initial business combination and we do not conduct redemptions in connection with our initial business combination pursuant to the tender offer rules, our sponsor, initial shareholders, directors, officers or their respective affiliates may purchase shares or public warrants in privately negotiated transactions or in the open market either prior to or following the completion of our initial business combination. In the event of any such purchases of our shares prior to the completion of our initial business combination, the number of ordinary shares subject to redemption will be reduced by the amount of any such purchases, increasing the pro forma net tangible book value per share. See
“Proposed Business
 —
 Effecting Our Initial Business Combination
 —
 Permitted Purchases of Our Securities.”